GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Appliances: 6.6%
365,400	Haier Smart Home Co., Ltd. - H Shares*	$1,147,126
175,709	Zhejiang Supor Cookware - A Shares	1,380,959
		2,528,085
	Application Software: 3.2%
672,000	TravelSky Technology, Ltd.	1,251,585

	Auto/Cars - Light Trucks: 2.9%
861,000	Geely Automobile Holdings Ltd.	1,105,447

	Auto/Truck Parts & Equipment: 3.3%
797,480	Weichai Power Co., Ltd. - H Shares	1,278,006

	Batteries/Battery System: 2.6%
173,440	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	1,020,021

	Commercial Banks: 2.8%
213,000	China Merchants Bank Co., Ltd. - H Shares	1,088,137

	Computer Data Security: 4.0%
318,650	Venustech Group Inc. - A Shares	1,544,368

	E-Commerce/Services: 6.8%
24,500	Alibaba Group Holding Ltd.	311,094
10,300	Alibaba Group Holding Ltd. - ADR	1,052,454
1,352	JD.com Inc.	29,097
28,300	JD.com Inc. - ADR	1,242,087
		2,634,732
	Electronic Components: 2.4%
376,589	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	934,133

	Energy-Alternate: 6.4%
152,740	Hangzhou First Applied Materials Co., Ltd.	1,304,007
973,987	Xinyi Solar Holdings Ltd.	1,168,190
		2,472,197
	Finance: 3.3%
28,700	Hong Kong Exchanges & Clearing Ltd.	1,277,034

	Food-Dairy Products: 6.1%
320,100	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	1,179,217
275,600	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	1,165,531
		2,344,748
	Home Furniture: 3.5%
476,500	Suofeiya Home Collection - A Shares	1,352,965

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Insurance: 6.1%
114,000	AIA Group Ltd.	$1,195,746
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,137,101
		2,332,847
	Internet Application Software: 3.6%
28,400	Tencent Holdings Ltd.	1,385,832

	Internet Content - Entertainment: 4.5%
19,475	NetEase Inc. - ADR	1,722,369

	Internet Content - Retail: 0.1%
2,840	Meituan - Class B*	51,807

	Machinery-General Industry: 11.2%
382,640	NARI Technology Co., Ltd. - A Shares	1,511,668
501,697	Sany Heavy Industry Co., Ltd. - A Shares	1,246,621
153,454	Shenzhen Inovance Technology Co., Ltd. - A Shares	1,569,369
		4,327,658
	Pharmaceuticals: 10.2%
1,006,000	China Medical System Holdings	1,590,223
1,164,400	CSPC Pharmaceutical Group Ltd.	1,139,973
2,183,500	Sino Biopharmaceutical Ltd.	1,223,231
		3,953,427
	Real Estate Operations/Development: 3.0%
476,000	China Overseas Land & Investments Ltd.	1,149,162

	Retail - Apparel/Shoe: 3.0%
111,100	Shenzhou International Group Holdings Ltd.	1,161,079

	Web Portals: 4.1%
10,400	Baidu Inc.*	1,569,568

	Total Common Stocks	$38,485,207
	(cost $37,158,063)

	Total Investments in Securities	38,485,207
	(cost $37,158,063): 99.7%

	Other Assets less Liabilities: (0.3%)	101,229

	Net Assets: 100.0%	$38,586,436

*	Non-income producing security.

ADR - American Depository Receipt